Stockholders' Equity and Stock-Based Compensation (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Schedule of Unrecognized Stock-Based Compensation Expense Before Income Taxes and Adjusted for Estimated Forfeitures

The Company’s unrecognized stock-based compensation expense as of June 30, 2012, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of June 30, 2012
Stock Options	2.9	$33,228
Performance stock awards	2.4	9,019
Restricted stock	1.9	1,342
Deferred issuance restricted stock	0.9	193
Employee stock purchase plan	0.2	114

Total		$43,896

The Company’s unrecognized stock-based compensation expense, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was approximately as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of December 31, 2011
Options	2.5	$25,476
Employee stock purchase plan	0.2	112
Performance stock awards	2.0	3,840
Restricted stock	1.7	2,393
Deferred issuance restricted stock	1.4	302

Total		$32,123

Stock-Based Compensation Expense in Consolidated Statement of Operations

The following presents stock-based compensation expense in the Company’s Consolidated Statement of Operations in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Cost of revenues	$5,722	$4,602	$4,332
Research and development	5,328	4,852	4,011
Selling and marketing	7,355	5,954	5,313
General and administrative	18,667	20,064	20,504
Restructuring	3,500	—	—

	$40,572	$35,472	$34,160

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income (in thousands):

	Years Ended December 31,
	2011	2010	2009
Cost of product sales	$3,170	$3,625	$3,033
Research and development	7,173	6,911	7,071
Marketing and sales	2,443	2,880	3,391
General and administrative	11,955	10,659	9,925

Total	$24,741	$24,075	$23,420

Information Pertaining to Stock Options Granted and Related Assumptions

Information pertaining to stock options granted during fiscal 2012, 2011 and 2010 and related assumptions are noted in the following table:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Options granted	2,259	2,249	2,858
Weighted-average exercise price	$17.21	$17.15	$15.65
Weighted-average grant date fair value	$6.48	$6.16	$5.87
Assumptions:
Risk-free interest rates	0.7%	1.0%	1.8%
Expected life (in years)	4.3	4.2	3.9
Expected volatility	47%	45%	47%
Dividend yield	—	—	—

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the Company’s ESPP, as well as the resulting average fair values:

	Six Months Ended June 30,
	2012	2011
Stock option plans
Risk-free interest rate	0.7%	1.7%
Volatility	34.4%	30.9%
Dividend yield	—	—
Expected term (years)	4.3	4.3
Resulting average fair value	$19.61	$18.05
Performance stock awards (1)
Risk-free interest rate	0.4%	1.3%
Volatility	30.1%	33.4%
Dividend yield	—	—
Resulting average fair value	$81.96	$82.58
Employee stock purchase plan
Risk-free interest rate	0.1%	0.2%
Volatility	38.7%	21.5%
Dividend yield	—	—
Expected term (years)	0.5	0.5
Resulting average fair value	$15.27	$12.27

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the ESPP, as well as the resulting average fair values:

	Years Ended December 31,
	2011	2010	2009
Stock options
Risk-free interest rate	1.6%	2.0%	2.0%
Volatility	31.1%	32.0%	35.0%
Dividend yield	—	—	—
Expected term (years)	4.3	4.4	4.3
Resulting average fair value	$17.95	$12.85	$12.64
Performance stock awards (1)
Risk-free interest rate	1.3%	—	—
Volatility	33.4%	—	—
Dividend yield	—	—	—
Expected term (years)	2.9	—	—
Resulting average fair value	$82.58	$—	$—
ESPP
Risk-free interest rate	0.1%	0.2%	0.8%
Volatility	28.2%	24.0%	43.0%
Dividend yield	—	—	—
Expected term (years)	0.5	0.5	0.5
Resulting average fair value	$14.83	$9.64	$11.66

(1)	These assumptions apply to the Company’s market condition stock awards granted in February 2011. Performance condition stock awards granted in February 2010 were valued at $42.66 per share based on the closing fair market value of the Company’s common stock on the date of grant.

Stock Option Activity

The following table summarizes all stock option activity under the Company’s stock option plans for the year ended September 29, 2012:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at September 24, 2011	15,478	$17.01	4.11	$30,455
Granted	2,258	17.21
Assumed from Gen-Probe Acquisition	3,663	15.28
Cancelled/forfeited	(903)	18.28
Exercised	(2,457)	11.27		$20,399

Options outstanding at September 29, 2012	18,039	$17.40	4.40	$78,962

Options exercisable at September 29, 2012	8,141	$18.73	3.15	$37,574

Options vested and expected to vest at September 29, 2012 (1)	17,385	$17.47	4.33	$75,870

(1)	This represents the number of vested stock options as of September 29, 2012 plus the unvested outstanding options at September 29, 2012 expected to vest in the future, adjusted for estimated forfeitures.

Restricted Stock Unit Activity

A summary of the Company’s RSU activity during the year ended September 29, 2012 is presented below:

Non-vested Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 24, 2011	3,112	$15.67
Granted	1,691	17.29
Vested	(997)	15.71
Forfeited	(226)	15.87

Non-vested at September 29, 2012	3,580	$16.41

Black-Scholes Model Weighted Average Assumptions Used to Estimate Fair Value of Shares to Be Issued as of Grant Date

The Company uses the Black-Scholes model to estimate the fair value of shares to be issued as of the grant date using the following weighted average assumptions:

September 29, 2012
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	0.5
Expected volatility	35%
Dividend yield	—